Vanguard® Short-Term Federal Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (81.0%)
U.S. Government Securities (27.2%)
	United States Treasury Note/Bond	3.875%	5/31/2027	60,000	60,040
	United States Treasury Note/Bond	3.875%	12/31/2027	55,000	54,987
	United States Treasury Note/Bond	4.250%	2/15/2028	35,000	35,217
	United States Treasury Note/Bond	4.000%	2/29/2028	70,000	70,134
	United States Treasury Note/Bond	1.250%	3/31/2028	80,000	76,131
	United States Treasury Note/Bond	3.875%	7/15/2028	185,000	184,928
	United States Treasury Note/Bond	3.500%	10/15/2028	90,000	89,149
	United States Treasury Note/Bond	4.875%	10/31/2028	95,000	97,164
	United States Treasury Note/Bond	3.500%	2/15/2029	40,000	39,572
	United States Treasury Note/Bond	4.250%	2/28/2029	50,000	50,445
[1,2]	United States Treasury Note/Bond	4.125%	3/31/2029	105,000	105,595
	United States Treasury Note/Bond	4.625%	4/30/2029	165,000	168,274
	United States Treasury Note/Bond	3.250%	6/30/2029	40,000	39,205
	United States Treasury Note/Bond	2.625%	7/31/2029	75,000	72,032
	United States Treasury Note/Bond	4.375%	11/30/2030	56,250	57,087
	United States Treasury Note/Bond	3.625%	12/31/2030	20,000	19,676
					1,219,636
Agency Bonds and Notes (15.6%)
[3]	Fannie Mae Principal Strip	0.000%	5/15/2030	36,600	31,051
[3]	Fannie Mae Principal Strip	0.000%	11/15/2030	7,000	5,814
	Federal Farm Credit Banks Funding Corp.	4.390%	3/27/2029	43,500	43,707
[3]	Freddie Mac Principal Strips	0.000%	3/15/2031	9,431	7,719
	Private Export Funding Corp.	4.300%	12/15/2028	34,000	34,181
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	443,437	381,038
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	232,107	197,347
					700,857
Conventional Mortgage-Backed Securities (23.3%)
[3,4]	Fannie Mae Pool	0.950%	12/1/2027	4,258	4,056
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	6,549	6,252
[3,4]	Fannie Mae Pool	1.120%	12/1/2027	16,500	15,747
[3,4]	Fannie Mae Pool	1.160%	11/1/2026	8,500	8,368
[3,4]	Fannie Mae Pool	1.230%	12/1/2027–6/1/2028	3,690	3,518
[3,4]	Fannie Mae Pool	1.330%	3/1/2028–10/1/2028	35,670	33,839
[3,4,5]	Fannie Mae Pool	1.382%	12/1/2030	5,126	4,529
[3,4]	Fannie Mae Pool	1.385%	10/1/2028	2,670	2,499
[3,4]	Fannie Mae Pool	1.400%	10/1/2028	4,000	3,746
[3,4]	Fannie Mae Pool	1.455%	10/1/2028	1,811	1,697
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	6,790	6,376
[3,4]	Fannie Mae Pool	1.530%	5/1/2027–10/1/2028	21,466	20,351
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	3,000	2,848
[3,4]	Fannie Mae Pool	1.680%	10/1/2031	3,608	3,165
[3,4]	Fannie Mae Pool	1.700%	9/1/2028	1,517	1,430
[3,4]	Fannie Mae Pool	1.740%	2/1/2029	1,400	1,311
[3,4,5]	Fannie Mae Pool	1.773%	8/1/2051	443	429
[3,4]	Fannie Mae Pool	2.120%	9/1/2026	4,100	4,067
[3,4]	Fannie Mae Pool	2.140%	10/1/2029	7,180	6,738
[3,4]	Fannie Mae Pool	2.190%	11/1/2026	50,000	49,475
[3,4]	Fannie Mae Pool	2.290%	10/1/2029	2,000	1,877
[3,4]	Fannie Mae Pool	2.320%	7/1/2026	10,036	9,984
[3,4]	Fannie Mae Pool	2.340%	8/1/2026	20,000	19,870
[3,4]	Fannie Mae Pool	2.350%	3/1/2030	1,900	1,776
[3,4]	Fannie Mae Pool	2.360%	9/1/2028	1,479	1,421
[3,4]	Fannie Mae Pool	2.370%	12/1/2029	1,600	1,502
[3,4]	Fannie Mae Pool	2.380%	9/1/2028	11,790	11,339
[3,4]	Fannie Mae Pool	2.410%	10/1/2026	6,370	6,315
[3,4]	Fannie Mae Pool	2.420%	8/1/2028–10/1/2029	5,557	5,331
[3,4]	Fannie Mae Pool	2.430%	1/1/2030	200	188
[3,4]	Fannie Mae Pool	2.470%	11/1/2028	28,426	27,340
[3,4]	Fannie Mae Pool	2.480%	7/1/2026	3,982	3,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	2.500%	11/1/2029	658	622
[3,4]	Fannie Mae Pool	2.510%	4/1/2029	465	445
[3,4]	Fannie Mae Pool	2.550%	9/1/2028–12/1/2029	3,695	3,553
[3,4]	Fannie Mae Pool	2.680%	6/1/2028	15,100	14,659
[3,4]	Fannie Mae Pool	2.820%	7/1/2027	3,708	3,648
[3,4]	Fannie Mae Pool	2.870%	7/1/2027	38,200	37,684
[3,4,5]	Fannie Mae Pool	2.881%	11/1/2029	25,236	24,289
[3,4]	Fannie Mae Pool	2.890%	1/1/2028	3,727	3,653
[3,4]	Fannie Mae Pool	2.920%	8/1/2032	925	887
[3,4]	Fannie Mae Pool	2.930%	10/1/2027	6,210	6,111
[3,4]	Fannie Mae Pool	2.940%	8/1/2029	300	288
[3,4]	Fannie Mae Pool	2.960%	12/1/2026	6,628	6,581
[3,4]	Fannie Mae Pool	2.965%	1/1/2028	1,510	1,483
[3,4]	Fannie Mae Pool	2.970%	12/1/2027	2,459	2,419
[3,4]	Fannie Mae Pool	2.980%	1/1/2028	2,672	2,623
[3,4]	Fannie Mae Pool	2.990%	12/1/2027–7/1/2029	1,601	1,559
[3,4]	Fannie Mae Pool	3.010%	8/1/2027	8,571	8,462
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	300	294
[3,4]	Fannie Mae Pool	3.030%	12/1/2027	15,731	15,473
[3,4]	Fannie Mae Pool	3.040%	7/1/2027–7/1/2029	12,932	12,764
[3,4]	Fannie Mae Pool	3.050%	5/1/2028	8,244	8,074
[3,4]	Fannie Mae Pool	3.060%	8/1/2027	1,671	1,650
[3,4]	Fannie Mae Pool	3.080%	5/1/2029	1,214	1,177
[3,4]	Fannie Mae Pool	3.120%	1/1/2029	2,898	2,826
[3,4]	Fannie Mae Pool	3.140%	6/1/2029	867	841
[3,4]	Fannie Mae Pool	3.150%	11/1/2027	4,485	4,426
[3,4]	Fannie Mae Pool	3.190%	5/1/2029	2,800	2,721
[3,4]	Fannie Mae Pool	3.205%	5/1/2029	1,320	1,284
[3,4,5]	Fannie Mae Pool	3.220%	4/1/2028	2,939	2,892
[3,4]	Fannie Mae Pool	3.230%	7/1/2027	2,221	2,199
[3,4]	Fannie Mae Pool	3.290%	4/1/2027	800	794
[3,4]	Fannie Mae Pool	3.320%	7/1/2029	900	876
[3,4]	Fannie Mae Pool	3.420%	5/1/2028	541	532
[3,4]	Fannie Mae Pool	3.440%	5/1/2028	873	861
[3,4]	Fannie Mae Pool	3.470%	3/1/2029	3,239	3,177
[3,4]	Fannie Mae Pool	3.480%	3/1/2029	1,145	1,124
[3,4]	Fannie Mae Pool	3.485%	4/1/2028	550	543
[3,4]	Fannie Mae Pool	3.590%	2/1/2029	747	736
[3,4]	Fannie Mae Pool	3.620%	8/1/2029	2,741	2,689
[3,4]	Fannie Mae Pool	3.630%	8/1/2028	757	748
[3,4]	Fannie Mae Pool	3.650%	8/1/2028	600	592
[3,4]	Fannie Mae Pool	3.680%	6/1/2028	1,068	1,059
[3,4]	Fannie Mae Pool	3.750%	11/1/2026	3,296	3,285
[3,4,5]	Fannie Mae Pool	3.788%	7/1/2028	7,162	7,111
[3,4]	Fannie Mae Pool	3.910%	1/1/2029	1,194	1,189
[3,4]	Fannie Mae Pool	4.035%	2/1/2028	5,100	5,080
[3,4]	Fannie Mae Pool	4.040%	8/1/2030	1,490	1,474
[3,4]	Fannie Mae Pool	4.100%	3/1/2028	8,000	7,979
[3,4,5]	Fannie Mae Pool	4.304%	2/1/2056	12,069	11,880
[3,4]	Fannie Mae Pool	4.390%	7/1/2028	1,990	2,001
[3,4]	Fannie Mae Pool	4.430%	12/1/2030	1,430	1,431
[3,4]	Fannie Mae Pool	4.490%	3/1/2031	3,410	3,415
[3,4,5]	Fannie Mae Pool	4.522%	9/1/2055	1,806	1,793
[3,4,5]	Fannie Mae Pool	4.553%	10/1/2055	3,114	3,094
[3,4]	Fannie Mae Pool	4.560%	6/1/2028	8,300	8,344
[3,4,5]	Fannie Mae Pool	4.593%	3/1/2056	2,998	2,994
[3,4,5]	Fannie Mae Pool	4.617%	8/1/2055	1,095	1,098
[3,4,5]	Fannie Mae Pool	4.638%	11/1/2055	3,805	3,788
[3,4]	Fannie Mae Pool	4.650%	2/1/2029	13,650	13,827
[3,4]	Fannie Mae Pool	4.670%	8/1/2029	98	97
[3,4]	Fannie Mae Pool	4.680%	4/1/2031	5,960	5,992
[3,4,5]	Fannie Mae Pool	4.713%	1/1/2056	481	483
[3,4]	Fannie Mae Pool	4.740%	7/1/2030	2,330	2,343
[3,4,5]	Fannie Mae Pool	4.849%	12/1/2055	693	692
[3,4,5]	Fannie Mae Pool	4.860%	12/1/2055	6,020	6,033
[3,4,5]	Fannie Mae Pool	4.995%	11/1/2055	2,933	2,948
[3,4,5]	Fannie Mae Pool	4.996%	12/1/2055	22,055	22,174
[3,4,5]	Fannie Mae Pool	4.999%	8/1/2055	2,736	2,763
[3,4,5]	Fannie Mae Pool	5.048%	12/1/2055	1,058	1,066
[3,4,5]	Fannie Mae Pool	5.058%	1/1/2056	3,458	3,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Fannie Mae Pool	5.080%	9/1/2055	4,271	4,306
[3,4,5]	Fannie Mae Pool	5.094%	12/1/2055	2,172	2,193
[3,4,5]	Fannie Mae Pool	5.117%	10/1/2055	558	563
[3,4,5]	Fannie Mae Pool	5.125%	9/1/2055	1,210	1,222
[3,4,5]	Fannie Mae Pool	5.151%	6/1/2053	2,209	2,238
[3,4,5]	Fannie Mae Pool	5.167%	12/1/2055	244	246
[3,4,5]	Fannie Mae Pool	5.369%	5/1/2055	1,376	1,396
[3,4,5]	Fannie Mae Pool	5.396%	9/1/2055	6,550	6,644
[3,4,5]	Fannie Mae Pool	5.693%	9/1/2055	7,317	7,467
[3,4,5]	Freddie Mac Non Gold Pool	4.561%	10/1/2055	1,022	1,012
[3,4,5]	Freddie Mac Non Gold Pool	4.624%	3/1/2056	6,883	6,864
[3,4,5]	Freddie Mac Non Gold Pool	4.627%	1/1/2056	2,565	2,545
[3,4,5]	Freddie Mac Non Gold Pool	4.959%	11/1/2055	466	469
[3,4,5]	Freddie Mac Non Gold Pool	4.968%	2/1/2056	14,482	14,517
[3,4,5]	Freddie Mac Non Gold Pool	5.022%	9/1/2055	661	664
[3,4,5]	Freddie Mac Non Gold Pool	5.101%	11/1/2055	802	806
[3,4,5]	Freddie Mac Non Gold Pool	5.120%	9/1/2055	13,943	14,032
[3,4,5]	Freddie Mac Non Gold Pool	5.135%	12/1/2055	1,114	1,121
[3,4,5]	Freddie Mac Non Gold Pool	5.153%	8/1/2055	3,560	3,586
[3,4,5]	Freddie Mac Non Gold Pool	5.165%	10/1/2055	1,351	1,361
[3,4,5]	Freddie Mac Non Gold Pool	5.181%	11/1/2055	545	550
[3,4,5]	Freddie Mac Non Gold Pool	5.259%	10/1/2055	343	346
[3,4,5]	Freddie Mac Non Gold Pool	5.284%	9/1/2055	785	792
[3,4,5]	Freddie Mac Non Gold Pool	5.295%	9/1/2055	8,402	8,487
[3,4,5]	Freddie Mac Non Gold Pool	5.296%	9/1/2055	747	755
[3,4,5]	Freddie Mac Non Gold Pool	5.309%	11/1/2055	386	390
[3,4,5]	Freddie Mac Non Gold Pool	5.353%	10/1/2055	386	387
[3,4]	Freddie Mac Pool	1.050%	10/1/2027	13,200	12,644
[3,4]	Freddie Mac Pool	1.180%	5/1/2027	3,733	3,626
[3,4]	Freddie Mac Pool	1.650%	9/1/2028	800	755
[3,4]	Freddie Mac Pool	2.060%	10/1/2026	5,247	5,198
[3,4]	Freddie Mac Pool	2.120%	10/1/2026	4,719	4,675
[3,4]	Freddie Mac Pool	4.550%	11/1/2029	2,760	2,763
[3,4]	Freddie Mac Pool	4.650%	1/1/2030	4,530	4,552
[3,4]	Freddie Mac Pool	4.850%	12/1/2029	1,790	1,805
[4]	Ginnie Mae I Pool	2.500%	1/15/2028	142	141
[4]	Ginnie Mae II Pool	2.500%	9/20/2027–1/20/2028	303	299
[4]	Ginnie Mae II Pool	3.000%	2/20/2032–1/20/2033	107,336	104,197
[4,5]	Ginnie Mae II Pool	4.500%	9/20/2055–1/20/2056	23,851	23,748
[4,5]	Ginnie Mae II Pool	5.000%	11/20/2055–2/20/2056	1,982	1,996
[3,4]	UMBS Pool	2.000%	10/1/2027–11/1/2035	86,605	80,072
[3,4,6]	UMBS Pool	2.500%	5/13/2056	14,750	12,365
[3,4,6]	UMBS Pool	3.500%	4/1/2031–5/13/2056	18,180	16,845
[3,4,6]	UMBS Pool	4.500%	7/1/2040–5/13/2056	43,700	42,090
[3,4,6]	UMBS Pool	5.000%	10/1/2035–5/13/2056	55,466	54,988
					1,046,238
Nonconventional Mortgage-Backed Securities (14.9%)
[3,4]	Fannie Mae REMICS	1.750%	5/25/2041–7/25/2042	12,417	11,361
[3,4]	Fannie Mae REMICS	2.000%	10/25/2032–2/25/2042	10,157	9,588
[3,4]	Fannie Mae REMICS	2.500%	11/25/2049	14,400	13,601
[3,4]	Fannie Mae REMICS	3.000%	6/25/2033–6/25/2043	11,159	10,772
[3,4]	Fannie Mae REMICS	3.200%	2/25/2049	1,799	1,727
[3,4]	Fannie Mae REMICS	3.500%	10/25/2034–5/25/2047	22,526	21,836
[3,4]	Fannie Mae REMICS	4.500%	12/25/2051–7/25/2052	16,945	16,840
[3,4]	Fannie Mae REMICS	5.000%	6/25/2036–12/25/2054	75,769	75,917
[3,4]	Fannie Mae REMICS	5.500%	9/25/2033–12/25/2054	10,539	10,710
[3,4]	Freddie Mac REMICS	1.000%	4/25/2031	6,622	6,219
[3,4]	Freddie Mac REMICS	2.000%	5/15/2041	4,665	4,271
[3,4]	Freddie Mac REMICS	2.250%	8/25/2049	12,854	11,357
[3,4]	Freddie Mac REMICS	3.000%	9/15/2032–7/15/2046	26,869	25,884
[3,4]	Freddie Mac REMICS	3.500%	3/15/2046	1,927	1,886
[3,4]	Freddie Mac REMICS	4.000%	7/15/2046	2,714	2,703
[3,4,5]	Freddie Mac REMICS	4.110%	8/25/2050	5,464	5,312
[3,4,5]	Freddie Mac REMICS	4.295%	8/25/2052–9/25/2052	43,666	43,275
[3,4]	Freddie Mac REMICS	4.500%	12/15/2048–3/25/2053	106,993	106,075
[3,4]	Freddie Mac REMICS	4.750%	7/25/2052	330	328
[3,4]	Freddie Mac REMICS	5.000%	11/25/2052	640	640
[3,4]	Freddie Mac REMICS	5.250%	5/25/2036	33,171	33,485
[4]	Ginnie Mae REMICS	2.250%	9/20/2051	17,367	16,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ginnie Mae REMICS	3.000%	3/20/2038–5/20/2047	9,283	8,966
[4]	Ginnie Mae REMICS	4.000%	11/20/2055	3,771	3,698
[4,5]	Ginnie Mae REMICS	4.125%	5/20/2050	16,515	16,096
[4]	Ginnie Mae REMICS	4.500%	10/20/2049–2/20/2055	11,578	11,459
[4,5]	Ginnie Mae REMICS	4.640%	2/20/2056	74,530	75,203
[4,5]	Ginnie Mae REMICS	4.690%	4/20/2055	29,003	29,219
[4,5]	Ginnie Mae REMICS	4.740%	6/20/2055	38,775	39,116
[4]	Ginnie Mae REMICS	5.000%	4/20/2038–12/20/2054	30,482	30,556
[4]	Ginnie Mae REMICS	5.500%	6/20/2052–7/20/2054	25,550	25,816
					670,089
Total U.S. Government and Agency Obligations (Cost $3,692,489)					3,636,820
Asset-Backed/Commercial Mortgage-Backed Securities (17.2%)
[3,4]	Fannie Mae-Aces Class 2A Series 2020-M26	2.065%	9/25/2029	4,572	4,283
[3,4,5]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/2027	8,701	8,636
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.500%	10/25/2026	20,115	19,950
[3,4]	Fannie Mae-Aces Class A2 Series 2017-M11	2.980%	8/25/2029	16,346	15,763
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.167%	6/25/2027	4,220	4,173
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M13	3.032%	9/25/2027	1,814	1,787
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M14	2.869%	11/25/2027	3,750	3,675
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M15	3.065%	9/25/2027	8,399	8,300
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M2	2.957%	2/25/2027	17,371	17,222
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	31,390	31,108
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	15,871	15,712
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M1	3.082%	12/25/2027	5,024	4,944
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.169%	3/25/2028	4,574	4,495
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.130%	3/25/2028	62,499	61,380
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M8	3.422%	6/25/2028	9,514	9,369
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.473%	7/25/2028	4,578	4,508
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	1,981	1,909
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	880	836
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	9,476	9,004
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M25	2.330%	11/25/2029	1,203	1,132
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	13,628	13,316
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	5,203	5,054
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M20	1.435%	10/25/2029	500	456
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	2,520	2,280
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	5,217	4,876
[3,4,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.367%	10/25/2030	1,657	1,474
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M8	1.821%	2/25/2030	5,403	4,968
[3,4,5]	Fannie Mae-Aces Class A2 Series 2024-M6	2.999%	7/25/2027	154,794	153,107
[3,4,5]	Fannie Mae-Aces Class AL Series 2012-M14	2.972%	9/25/2027	8,787	8,634
[3,4,5]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.215%	11/25/2027	53,752	53,179
[3,4,5]	Freddie Mac Multiclass Structured Pass Through Certificates Class A1 Series 2021-P007	1.137%	11/25/2027	2,998	2,860
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1511	3.279%	10/25/2030	2,729	2,670
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	35,650	35,248
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	26,677	26,328
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	4,100	4,049
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	22,500	22,200
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	27,060	26,750
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/2028	8,030	7,923
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	13,395	13,268
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/2028	4,120	4,102
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	1,890	1,910
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/2027	4,877	4,727
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K740	1.470%	9/25/2027	4,885	4,717
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K741	1.603%	12/25/2027	2,825	2,718
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/2028	3,907	3,715
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K076	3.900%	4/25/2028	3,900	3,871
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K077	3.850%	5/25/2028	3,900	3,867
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K078	3.920%	6/25/2028	2,900	2,880
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K079	3.930%	6/25/2028	4,417	4,387
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K080	3.986%	7/25/2028	5,737	5,700
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K081	3.900%	8/25/2028	5,000	4,960
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K082	3.920%	9/25/2028	6,000	5,956
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K083	4.030%	10/25/2028	4,000	3,975
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K092	3.015%	4/25/2029	5,000	4,823
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K739	0.937%	9/25/2027	60,766	58,153

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K740		1.070%	10/25/2027	37,111	35,492
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $773,804)						772,779
					Shares
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[7]	Vanguard Market Liquidity Fund (Cost $245,204)		3.685%		2,452,289	245,204
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	47,090	41
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	37,390	96
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.018% Annually	NGFP	4/17/2028	4.018%	6,410	206
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	5,270	10
						353
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	25,650	241
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	24,320	193
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	23,920	207
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	19,750	204
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.798% Annually	MSBNA	10/15/2026	3.798%	8,050	75
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.018% Annually	NGFP	4/17/2028	4.018%	6,410	248
						1,168
Total Options Purchased (Cost $1,344)						1,521
Total Investments (103.7%) (Cost $4,712,841)						4,656,324
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.4%)
[3,4,6]	UMBS Pool		3.000%	5/13/2056	(21,388)	(17,845)
[3,4,6]	UMBS Pool		5.500%	5/13/2056	(43,700)	(43,937)
[3,4,6]	UMBS Pool		6.000%	5/13/2056	(44,100)	(45,034)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $107,287)						(106,816)
Other Assets and Liabilities—Net (-1.3%)						(58,766)
Net Assets (100%)						4,490,742
Cost is in $000.
1	Securities with a value of $3,918 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,501 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	59,824	(45)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	47,090	(14)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.170% Annually	NGFP	4/17/2028	4.170%	3,100	(196)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	5,270	(65)
					(320)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	47,830	(268)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	25,650	(187)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	25,650	(145)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	48,640	(264)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	19,750	(64)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	19,750	(28)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.873% Annually	MSBNA	4/15/2027	3.873%	5,880	(76)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.170% Annually	NGFP	4/17/2028	4.170%	3,100	(227)
					(1,259)
Total Options Written (Premiums Received $1,338)					(1,579)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	1,400	289,975	(460)
5-Year U.S. Treasury Note	June 2026	4,891	527,426	(679)
Ultra 10-Year U.S. Treasury Note	June 2026	214	24,152	(100)
				(1,239)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2026	(171)	(18,912)	42
Long U.S. Treasury Bond	June 2026	(66)	(7,448)	12
				54
				(1,185)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/2028	7/6/2026[1]	139,400	0.000[2]	(3.157)[3]	1,266	1,233
3/15/2028	7/6/2026[1]	28,200	3.598[3]	(0.000)[2]	(54)	(54)
3/15/2028	7/6/2026[1]	12,700	3.724[3]	(0.000)[2]	—	—

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/30/2030	7/6/2026[1]	60,074	0.000[2]	(3.252)[3]	1,011	1,039
8/30/2030	7/6/2026[1]	11,800	0.000[2]	(3.574)[3]	53	53
4/10/2031	N/A	2,025	3.650[2]	(3.617)[3]	9	9
4/10/2031	N/A	2,025	3.669[3]	(3.650)[2]	(4)	(4)
5/15/2031	5/15/2026[1]	2,900	3.624[3]	(0.000)[2]	(13)	(13)
11/15/2035	6/30/2026[1]	12,010	0.000[2]	(3.572)[3]	330	328
11/15/2035	6/30/2026[1]	5,800	0.000[2]	(3.682)[3]	110	110
11/15/2035	6/30/2026[1]	5,800	0.000[2]	(3.833)[3]	41	41
11/15/2035	6/30/2026[1]	5,800	0.000[2]	(3.837)[3]	40	40
11/15/2035	6/30/2026[1]	3,000	0.000[2]	(3.926)[3]	3	3
					2,792	2,785
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3	Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2026, counterparties had deposited in segregated accounts securities with a value of $480,000 in connection with TBA transactions.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,636,820	—	3,636,820
Asset-Backed/Commercial Mortgage-Backed Securities	—	772,779	—	772,779
Temporary Cash Investments	245,204	—	—	245,204
Options Purchased	—	1,521	—	1,521
Total	245,204	4,411,120	—	4,656,324
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(106,816)	—	(106,816)
Derivative Financial Instruments
Assets
Futures Contracts[1]	54	—	—	54
Swap Contracts[1]	—	2,856	—	2,856
Total	54	2,856	—	2,910
Liabilities
Options Written	—	(1,579)	—	(1,579)
Futures Contracts[1]	(1,239)	—	—	(1,239)
Swap Contracts[1]	—	(71)	—	(71)
Total	(1,239)	(1,650)	—	(2,889)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.